Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

COMMON STOCKS - 98.36%
Communication Services - 0.95%
Entravision Communications Corp., Class A	39,100	$124,338
Gannett Co., Inc.	31,300	336,162
		460,500

Consumer Discretionary - 12.95%
American Axle & Manufacturing Holdings, Inc.*	35,900	295,098
Barnes & Noble Education, Inc.*	67,900	211,848
Caleres, Inc.	11,900	278,579
Chico’s FAS, Inc.	153,000	616,590
Dana, Inc.	25,100	362,444
Fossil Group, Inc.*+	34,200	427,842
GameStop Corp., Class A+	40,700	224,664
G-III Apparel Group, Ltd.*	6,900	177,813
Hibbett Sports, Inc.*	35,600	815,240
K12, Inc.*	5,700	150,480
Meritage Homes Corp.*	2,500	175,875
Michaels Cos, Inc. (The)*+	39,600	387,684
Office Depot, Inc.	154,300	270,796
Shoe Carnival, Inc.+	21,100	683,851
Standard Motor Products, Inc.	14,200	689,410
Tenneco, Inc., Class A	38,800	485,776
		6,253,990

Consumer Staples - 2.52%
Darling Ingredients, Inc.*	32,700	625,551
Ingles Markets, Inc., Class A	9,100	353,626
Tootsie Roll Industries, Inc.	6,400	237,696
		1,216,873

Energy - 5.99%
Arch Coal, Inc., Class A+	7,900	586,180
California Resources Corp.*+	26,200	267,240
Callon Petroleum Co.*+	132,800	576,352
Denbury Resources, Inc.*	112,200	133,518
FTS International, Inc.*	133,800	299,712
Laredo Petroleum, Inc.*	127,600	307,516
World Fuel Services Corp.	18,000	718,920
		2,889,438

Financials - 28.23%
Argo Group International Holdings, Ltd.	10,135	711,882
Arlington Asset Investment Corp., Class A+	93,100	511,119
Bancorp, Inc. (The)*	66,600	659,340
Banner Corp.	11,700	657,189

Industry Company	Shares	Value

Financials (continued)
Enstar Group, Ltd.*	3,600	$683,712
Essent Group, Ltd.	14,100	672,147
First BanCorp Puerto Rico	46,800	467,064
GAMCO Investors, Inc.,
Class A	23,000	449,650
Hancock Whitney Corp.	4,192	160,527
HomeStreet, Inc.*	8,100	221,292
Independence Holding Co.	17,100	659,889
James River Group Holdings, Ltd.	13,200	676,368
LCNB Corp.	9,500	168,530
Mr Cooper Group, Inc.*	2,978	31,626
National General Holdings Corp.	29,400	676,788
National Western Life Group, Inc., Class A	2,600	697,762
Ocwen Financial Corp.*	225,100	423,188
OFG Bancorp	31,900	698,610
Oppenheimer Holdings, Inc., Class A	24,550	737,973
Piper Jaffray Cos	9,600	724,608
Provident Financial Services, Inc.	11,800	289,454
Republic First Bancorp, Inc.*	126,200	530,040
Stifel Financial Corp.	8,600	493,468
Towne Bank	10,600	294,733
TriCo Bancshares	3,200	116,160
Walker & Dunlop, Inc.	12,600	704,718
Waterstone Financial, Inc.	8,300	142,594
Western New England Bancorp, Inc.	39,000	371,670
		13,632,101

Health Care - 5.50%
Akorn, Inc.*	120,200	456,760
AMAG Pharmaceuticals, Inc.*+	59,900	691,845
Lannett Co., Inc.*+	29,700	332,640
Meridian Bioscience, Inc.	34,000	322,660
RTI Surgical Holdings, Inc.*	40,700	115,995
TherapeuticsMD, Inc.*+	202,000	733,260
		2,653,160

Industrials - 15.72%
ABM Industries, Inc.	17,000	617,440
Aircastle, Ltd.	27,100	607,853
Apogee Enterprises, Inc.	4,100	159,859
BMC Stock Holdings, Inc.*	8,300	217,294
Echo Global Logistics, Inc.*	6,000	135,900
Foundation Building Materials, Inc.*	37,400	579,326
Hawaiian Holdings, Inc.	13,400	351,884

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Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
InnerWorkings, Inc.*	94,300	$417,749
Kimball International, Inc., Class B	38,200	737,260
Mistras Group, Inc.*	43,500	713,400
Pitney Bowes, Inc.	163,800	748,566
Quad/Graphics, Inc.	29,800	313,198
SkyWest, Inc.	11,300	648,620
Titan Machinery, Inc.*	24,500	351,330
TriMas Corp.*	6,200	190,030
Triton International, Ltd./Bermuda	10,000	338,400
TrueBlue, Inc.*	12,100	255,310
Willis Lease Finance Corp.*	3,700	204,906
		7,588,325
Information Technology - 7.91%
Amkor Technology, Inc.*	73,700	670,670
Cardtronics PLC, Class A*	7,000	211,680
Hackett Group, Inc. (The)	12,000	197,520
Harmonic, Inc.*	96,400	634,312
Information Services Group, Inc.*	7,500	18,638
Sanmina Corp.*	17,400	558,714
Tech Data Corp.*	7,000	729,680
TTM Technologies, Inc.*	65,600	799,992
		3,821,206
Materials - 3.91%
Innospec, Inc.	4,800	427,872
Stepan Co.	4,800	465,888
SunCoke Energy, Inc.*	46,900	264,516
Verso Corp., Class A*	18,400	227,792
Warrior Met Coal, Inc.	25,700	501,664
		1,887,732
Real Estate - 12.12%
Armada Hoffler Properties, Inc.	36,000	651,240
Gladstone Commercial Corp.	31,800	747,300
Industrial Logistics Properties Trust	19,597	416,436
Monmouth Real Estate Investment Corp.	53,800	775,258
National Health Investors, Inc.	9,300	766,227
Physicians Realty Trust	12,400	220,100
Piedmont Office Realty Trust, Inc., Class A	16,100	336,168
Realogy Holdings Corp.+	121,600	812,288
STAG Industrial, Inc.	11,800	347,864

Industry Company	Shares	Value

Real Estate (continued)
Whitestone REIT	56,500	$777,440
		5,850,321

Utilities - 2.56%
Atlantic Power Corp.*	298,000	697,320
Portland General Electric Co.	4,000	225,480
Southwest Gas Holdings, Inc.	1,700	154,768
TerraForm Power, Inc., Class A	8,700	158,558
		1,236,126
TOTAL COMMON STOCKS - 98.36%		47,489,772
(Cost $48,652,855)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.83%
Fidelity Investments Money Market Government Portfolio Class I	1.86%	400,745	400,745

TOTAL MONEY MARKET FUND - 0.83%			400,745
(Cost $400,745)

2	Quarterly Report | September 30, 2019 (Unaudited)

Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

	Rate^	Shares	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 11.63%
Fidelity Investments Money Market Government Portfolio Class I**	1.86%	5,616,866	$5,616,866
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 11.63%			5,616,866
(Cost $5,616,866)

TOTAL INVESTMENTS - 110.82%			$53,507,383
(Cost $54,670,466)
Liabilities in Excess of Other Assets - (10.82%)			(5,222,715)
NET ASSETS - 100.00%			$48,284,668

*  Non-income producing security.

**  This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2019.

^ Rate disclosed as of September 30, 2019.

+   This security or a portion of the security is out on loan as of September 30, 2019. Total loaned securities had a value of $5,308,389 as of September 30, 2019.

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 09/30/2019:

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$47,489,772	$—	$—	$47,489,772
Money Market Fund	—	400,745	—	400,745
Investments Purchased with Cash Proceeds from Securities Lending	—	5,616,866	—	5,616,866

TOTAL	$47,489,772	$6,017,611	$—	$53,507,383

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